Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 100.1% OF NET ASSETS

Capital Goods 5.3%
A.O. Smith Corp.	189,437	13,410,245
Caterpillar, Inc.	52,565	23,024,521
CNH Industrial NV	670,153	8,685,183
Fastenal Co.	158,636	7,317,879
Parker-Hannifin Corp.	12,337	9,029,450
Rockwell Automation, Inc.	49,912	17,554,550
		79,021,828

Commercial & Professional Services 2.2%
Republic Services, Inc., Class A	80,544	18,577,473
Rollins, Inc.	238,162	13,639,538
		32,217,011

Consumer Discretionary Distribution & Retail 5.4%
Amazon.com, Inc. *	239,000	55,952,290
TJX Cos., Inc.	198,528	24,722,692
		80,674,982

Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	218,272	21,386,291

Energy 4.2%
EOG Resources, Inc.	161,844	19,424,517
Exxon Mobil Corp.	377,413	42,134,387
		61,558,904

Equity Real Estate Investment Trusts (REITs) 0.5%
Public Storage	26,907	7,317,090

Financial Services 11.1%
Blackrock, Inc.	11,812	13,064,190
CME Group, Inc.	41,495	11,547,229
Fidelity National Information Services, Inc.	630,979	50,106,042
Morgan Stanley	81,764	11,648,099
PayPal Holdings, Inc. *	563,877	38,772,183
Visa, Inc., Class A	114,272	39,477,548
		164,615,291

Food, Beverage & Tobacco 1.2%
Constellation Brands, Inc., Class A	109,687	18,322,116

Health Care Equipment & Services 6.2%
Becton Dickinson & Co.	104,044	18,545,843
Boston Scientific Corp. *	185,329	19,444,719
Dexcom, Inc. *	197,154	15,924,128
Intuitive Surgical, Inc. *	28,025	13,482,547
UnitedHealth Group, Inc.	96,346	24,044,108
		91,441,345

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 2.1%
L'Oreal SA, Sponsored ADR (a)	141,090	12,490,698
Procter & Gamble Co.	120,494	18,130,732
		30,621,430

Insurance 3.2%
Marsh & McLennan Cos., Inc.	34,710	6,914,232
Old Republic International Corp.	372,146	13,460,521
Progressive Corp.	111,528	26,994,237
		47,368,990

Materials 1.2%
Linde PLC	38,378	17,663,858

Media & Entertainment 10.2%
Alphabet, Inc., Class A	397,231	76,228,629
Meta Platforms, Inc., Class A	96,988	75,014,399
		151,243,028

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Eli Lilly & Co.	42,701	31,601,729
Johnson & Johnson	80,652	13,286,611
Thermo Fisher Scientific, Inc.	79,702	37,275,031
Zoetis, Inc.	61,886	9,022,360
		91,185,731

Semiconductors & Semiconductor Equipment 14.8%
ASML Holding NV, Registry Shares	20,750	14,415,232
Broadcom, Inc.	204,158	59,961,205
NVIDIA Corp.	813,380	144,675,901
		219,052,338

Software & Services 16.0%
Accenture PLC, Class A	37,155	9,924,101
Gartner, Inc. *	17,008	5,759,759
International Business Machines Corp.	80,986	20,501,606
Microsoft Corp.	292,866	156,244,011
Palo Alto Networks, Inc. *	78,684	13,659,542
Salesforce, Inc.	117,073	30,243,468
		236,332,487

Technology Hardware & Equipment 6.1%
Apple, Inc.	387,826	80,501,043
Motorola Solutions, Inc.	21,898	9,612,784
		90,113,827

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.8%
NextEra Energy, Inc.	213,529	15,173,371
WEC Energy Group, Inc.	235,695	25,709,610
		40,882,981
Total Common Stocks (Cost $804,528,634)		1,481,019,528

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (b)	762,484	762,484
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (b)(c)	10,592,250	10,592,250
		11,354,734
Total Short-Term Investments (Cost $11,354,734)		11,354,734
Total Investments in Securities (Cost $815,883,368)		1,492,374,262

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,251,774.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,481,019,528	$—	$—	$1,481,019,528
Short-Term Investments[1]	11,354,734	—	—	11,354,734
Total	$1,492,374,262	$—	$—	$1,492,374,262

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Banks 8.1%
Bank of America Corp.	250,000	11,817,500
JPMorgan Chase & Co.	100,000	29,624,000
Truist Financial Corp.	90,000	3,933,900
		45,375,400

Capital Goods 10.2%
Caterpillar, Inc.	10,000	4,380,200
CNH Industrial NV	200,000	2,592,000
Fastenal Co.	124,000	5,720,120
General Dynamics Corp.	15,000	4,674,150
Illinois Tool Works, Inc.	18,500	4,735,445
Lockheed Martin Corp.	27,000	11,366,460
Parker-Hannifin Corp.	13,000	9,514,700
Rockwell Automation, Inc.	9,750	3,429,172
RTX Corp.	43,000	6,775,510
Watsco, Inc.	8,000	3,607,040
		56,794,797

Consumer Discretionary Distribution & Retail 4.9%
Genuine Parts Co.	35,000	4,510,800
Home Depot, Inc.	30,150	11,080,427
TJX Cos., Inc.	95,000	11,830,350
		27,421,577

Consumer Services 2.1%
McDonald's Corp.	39,000	11,702,730

Consumer Staples Distribution & Retail 3.2%
Walmart, Inc.	185,000	18,126,300

Energy 7.5%
Chevron Corp.	100,000	15,164,000
Exxon Mobil Corp.	165,000	18,420,600
Kinder Morgan, Inc.	290,000	8,137,400
		41,722,000

Equity Real Estate Investment Trusts (REITs) 2.1%
Lamar Advertising Co., Class A	40,000	4,890,000
Public Storage	25,000	6,798,500
		11,688,500

Financial Services 10.5%
Blackrock, Inc.	14,000	15,484,140
Fidelity National Information Services, Inc.	155,000	12,308,550
Morgan Stanley	155,000	22,081,300
Visa, Inc., Class A	25,000	8,636,750
		58,510,740

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 7.4%
Altria Group, Inc.	85,000	5,264,900
Coca-Cola Co.	245,000	16,633,050
Constellation Brands, Inc., Class A	15,000	2,505,600
Philip Morris International, Inc.	105,000	17,225,250
		41,628,800

Health Care Equipment & Services 5.4%
Abbott Laboratories	72,000	9,085,680
Becton Dickinson & Co.	31,000	5,525,750
CVS Health Corp.	50,000	3,105,000
Medtronic PLC	85,000	7,670,400
UnitedHealth Group, Inc.	20,000	4,991,200
		30,378,030

Household & Personal Products 3.3%
Kenvue, Inc.	280,000	6,003,200
Procter & Gamble Co.	82,000	12,338,540
		18,341,740

Insurance 3.3%
Allstate Corp.	40,000	8,130,000
Cincinnati Financial Corp.	30,000	4,425,300
Progressive Corp.	25,000	6,051,000
		18,606,300

Materials 0.7%
PPG Industries, Inc.	35,000	3,692,500

Media & Entertainment 2.8%
Alphabet, Inc., Class A	30,000	5,757,000
Comcast Corp., Class A	260,000	8,639,800
Omnicom Group, Inc.	20,000	1,441,000
		15,837,800

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	60,000	11,341,200
Johnson & Johnson	72,310	11,912,349
Merck & Co., Inc.	30,000	2,343,600
Pfizer, Inc.	170,000	3,959,300
		29,556,449

Semiconductors & Semiconductor Equipment 4.4%
Broadcom, Inc.	70,000	20,559,000
Texas Instruments, Inc.	22,000	3,983,320
		24,542,320

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 6.9%
Accenture PLC, Class A	20,000	5,342,000
International Business Machines Corp.	55,000	13,923,250
Microsoft Corp.	36,000	19,206,000
		38,471,250

Technology Hardware & Equipment 2.8%
Apple, Inc.	26,000	5,396,820
Cisco Systems, Inc.	150,000	10,212,000
		15,608,820

Telecommunication Services 2.1%
Verizon Communications, Inc.	275,000	11,759,000

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.3%
United Parcel Service, Inc., Class B	21,500	1,852,440

Utilities 5.0%
Duke Energy Corp.	127,500	15,509,100
Eversource Energy	80,000	5,288,000
NextEra Energy, Inc.	100,000	7,106,000
		27,903,100
Total Common Stocks (Cost $361,484,652)		549,520,593
Total Investments in Securities (Cost $361,484,652)		549,520,593

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$549,520,593	$—	$—	$549,520,593
Total	$549,520,593	$—	$—	$549,520,593

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.4%
Tesla, Inc. *	42,749	13,178,234

Capital Goods 4.7%
Caterpillar, Inc.	11,998	5,255,364
GE Vernova, Inc.	2,570	1,696,945
General Electric Co.	8,062	2,185,447
Parker-Hannifin Corp.	9,064	6,633,942
Quanta Services, Inc.	9,885	4,014,595
Vertiv Holdings Co., Class A	41,403	6,028,277
		25,814,570

Commercial & Professional Services 0.6%
Republic Services, Inc., Class A	13,337	3,076,179

Consumer Discretionary Distribution & Retail 9.1%
Amazon.com, Inc. *	131,419	30,766,502
Home Depot, Inc.	18,915	6,951,452
O'Reilly Automotive, Inc. *	60,600	5,958,192
TJX Cos., Inc.	48,942	6,094,747
		49,770,893

Consumer Services 1.2%
Booking Holdings, Inc.	955	5,256,377
DoorDash, Inc., Class A *	5,208	1,303,302
		6,559,679

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	8,843	8,309,236
Walmart, Inc.	28,014	2,744,812
		11,054,048

Energy 0.3%
EOG Resources, Inc.	14,768	1,772,455

Financial Services 5.5%
American Express Co.	18,405	5,508,801
Blackrock, Inc.	2,062	2,280,593
Blackstone, Inc.	12,491	2,160,443
Interactive Brokers Group, Inc., Class A	51,824	3,397,581
Mastercard, Inc., Class A	14,854	8,414,345
Visa, Inc., Class A	24,440	8,443,287
		30,205,050

Food, Beverage & Tobacco 1.0%
Philip Morris International, Inc.	34,383	5,640,531

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 2.2%
Boston Scientific Corp. *	49,610	5,205,081
Intuitive Surgical, Inc. *	13,548	6,517,808
		11,722,889

Insurance 1.3%
Arthur J Gallagher & Co.	13,345	3,833,351
Progressive Corp.	14,442	3,495,542
		7,328,893

Media & Entertainment 13.0%
Alphabet, Inc., Class A	133,454	25,609,823
Meta Platforms, Inc., Class A	42,692	33,019,700
Netflix, Inc. *	8,854	10,265,328
Spotify Technology SA *	3,362	2,106,427
		71,001,278

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
AbbVie, Inc.	14,051	2,655,920
Eli Lilly & Co.	18,561	13,736,440
Thermo Fisher Scientific, Inc.	5,343	2,498,814
Vertex Pharmaceuticals, Inc. *	9,008	4,115,485
		23,006,659

Semiconductors & Semiconductor Equipment 19.3%
Advanced Micro Devices, Inc. *	35,376	6,237,143
Broadcom, Inc.	99,786	29,307,148
KLA Corp.	2,590	2,276,688
Lam Research Corp.	43,231	4,100,028
NVIDIA Corp.	322,560	57,373,747
Texas Instruments, Inc.	31,965	5,787,583
		105,082,337

Software & Services 22.1%
Accenture PLC, Class A	16,552	4,421,039
Crowdstrike Holdings, Inc., Class A *	10,692	4,860,263
Datadog, Inc., Class A *	31,836	4,456,403
International Business Machines Corp.	19,008	4,811,875
Intuit, Inc.	8,465	6,646,126
Microsoft Corp.	99,364	53,010,694
Oracle Corp.	34,209	8,681,218
Palantir Technologies, Inc., Class A *	35,355	5,598,464
Palo Alto Networks, Inc. *	41,199	7,152,146
Salesforce, Inc.	33,051	8,538,065
ServiceNow, Inc. *	9,192	8,669,159
Synopsys, Inc. *	5,560	3,522,093
		120,367,545

Technology Hardware & Equipment 9.8%
Amphenol Corp., Class A	74,208	7,903,894
Apple, Inc.	186,176	38,644,552
Arista Networks, Inc. *	57,793	7,121,254
		53,669,700

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 0.9%
Uber Technologies, Inc. *	52,644	4,619,511
Total Common Stocks (Cost $226,557,734)		543,870,451
Total Investments in Securities (Cost $226,557,734)		543,870,451

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$543,870,451	$—	$—	$543,870,451
Total	$543,870,451	$—	$—	$543,870,451

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.1% OF NET ASSETS

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	410,920	1,828,594
Dana, Inc.	109,278	1,739,706
Dorman Products, Inc. *	10,152	1,224,534
Modine Manufacturing Co. *	16,438	2,211,897
		7,004,731

Banks 9.8%
Ameris Bancorp	88,783	6,068,318
Associated Banc-Corp.	173,993	4,304,587
Axos Financial, Inc. *	34,780	3,003,253
BankUnited, Inc.	187,808	6,849,358
Cadence Bank	21,770	758,684
Enterprise Financial Services Corp.	92,746	5,118,652
First Financial Corp.	26,745	1,432,195
Hancock Whitney Corp.	121,741	7,270,372
Hanmi Financial Corp.	67,867	1,548,046
Home BancShares, Inc.	18,928	533,012
Hope Bancorp, Inc.	217,140	2,169,229
Independent Bank Corp.	5,636	358,168
International Bancshares Corp.	71,879	4,900,710
OceanFirst Financial Corp.	46,011	772,065
SouthState Corp.	8,919	839,902
Trustmark Corp.	140,248	5,224,238
UMB Financial Corp.	23,433	2,577,396
Valley National Bancorp	570,537	5,288,878
		59,017,063

Capital Goods 12.6%
Allient, Inc.	39,495	1,592,043
Applied Industrial Technologies, Inc.	4,840	1,314,060
Argan, Inc.	7,118	1,743,768
Array Technologies, Inc. *	69,707	453,095
Atkore, Inc.	26,175	2,015,998
Atmus Filtration Technologies, Inc.	58,971	2,294,562
Bloom Energy Corp., Class A *	68,396	2,557,326
Blue Bird Corp. *	45,077	2,018,999
Comfort Systems USA, Inc.	8,361	5,880,291
Ducommun, Inc. *	15,639	1,422,836
EMCOR Group, Inc.	3,421	2,146,643
EnerSys	42,135	3,892,010
ESCO Technologies, Inc.	12,576	2,435,971
Federal Signal Corp.	18,280	2,313,700
FTAI Aviation Ltd.	5,936	816,853
Griffon Corp.	36,339	2,953,271
Herc Holdings, Inc.	19,885	2,322,767
Hyster-Yale, Inc.	12,128	509,497
IES Holdings, Inc. *	4,762	1,681,319
Leonardo DRS, Inc.	61,956	2,577,370
Moog, Inc., Class A	16,392	3,173,163
Mueller Industries, Inc.	30,203	2,578,430
Mueller Water Products, Inc., Class A	94,221	2,332,912
NEXTracker, Inc., Class A *	46,641	2,717,305
Powell Industries, Inc.	8,201	1,944,457
Power Solutions International, Inc. *(a)	10,296	965,250
SECURITY	NUMBER OF SHARES	VALUE ($)
Preformed Line Products Co.	5,414	835,543
Primoris Services Corp.	30,462	2,868,607
Resideo Technologies, Inc. *	32,493	887,059
REV Group, Inc.	55,087	2,729,561
SPX Technologies, Inc. *	15,769	2,876,108
Sterling Infrastructure, Inc. *	17,107	4,577,662
Thermon Group Holdings, Inc. *	78,478	2,219,358
V2X, Inc. *	4,034	191,131
Watts Water Technologies, Inc., Class A	6,465	1,695,899
		75,534,824

Commercial & Professional Services 2.6%
Cimpress PLC *	42,954	2,375,786
Deluxe Corp.	30,096	484,546
ExlService Holdings, Inc. *	20,242	879,110
HNI Corp.	9,726	500,305
Huron Consulting Group, Inc. *	6,585	869,747
IBEX Holdings Ltd. *	121,775	3,600,887
Interface, Inc., Class A	71,042	1,464,886
Legalzoom.com, Inc. *	83,697	752,436
Maximus, Inc.	29,194	2,156,269
Pitney Bowes, Inc.	85,043	966,088
Verra Mobility Corp., Class A *	59,547	1,504,157
		15,554,217

Consumer Discretionary Distribution & Retail 2.2%
Abercrombie & Fitch Co., Class A *	14,636	1,405,349
Build-A-Bear Workshop, Inc.	22,131	1,122,263
Carvana Co., Class A *	1,589	619,980
Group 1 Automotive, Inc.	6,485	2,672,793
Sally Beauty Holdings, Inc. *	139,337	1,357,142
Sonic Automotive, Inc., Class A	15,155	1,096,464
ThredUp, Inc., Class A *	52,955	437,408
Upbound Group, Inc.	51,820	1,069,306
Urban Outfitters, Inc. *	23,533	1,771,564
Victoria's Secret & Co. *	38,319	720,397
Warby Parker, Inc., Class A *	34,525	826,874
		13,099,540

Consumer Durables & Apparel 2.6%
Champion Homes, Inc. *	11,267	686,160
Funko, Inc., Class A *	110,905	425,875
Green Brick Partners, Inc. *	11,961	740,864
JAKKS Pacific, Inc.	40,204	712,013
Kontoor Brands, Inc.	36,429	2,027,638
M/I Homes, Inc. *	17,609	2,116,426
Peloton Interactive, Inc., Class A *	351,990	2,513,209
Taylor Morrison Home Corp., Class A *	53,165	3,151,621
Tri Pointe Homes, Inc. *	85,131	2,622,035
YETI Holdings, Inc. *	23,139	850,127
		15,845,968

Consumer Services 3.8%
Adtalem Global Education, Inc. *	8,726	997,120
Brinker International, Inc. *	30,081	4,740,766
Cheesecake Factory, Inc. (a)	19,263	1,231,098
Coursera, Inc. *	65,301	825,405

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontdoor, Inc. *	46,080	2,695,680
Life Time Group Holdings, Inc. *	77,789	2,234,100
Light & Wonder, Inc. *	9,142	880,557
Monarch Casino & Resort, Inc.	30,777	3,168,800
Red Rock Resorts, Inc., Class A	8,392	514,849
Rush Street Interactive, Inc. *	210,894	4,251,623
Udemy, Inc. *	70,230	534,450
Universal Technical Institute, Inc. *	19,168	617,593
		22,692,041

Consumer Staples Distribution & Retail 0.9%
Sprouts Farmers Market, Inc. *	25,293	3,832,901
United Natural Foods, Inc. *	57,773	1,596,846
		5,429,747

Energy 4.4%
Archrock, Inc.	37,905	885,461
Berry Corp.	417,850	1,261,907
Bristow Group, Inc. *	18,306	632,838
California Resources Corp.	36,886	1,777,167
Centrus Energy Corp., Class A *	4,471	963,053
CVR Energy, Inc.	48,284	1,293,046
Gulfport Energy Corp. *	10,196	1,775,429
Helix Energy Solutions Group, Inc. *	371,206	2,201,252
Matador Resources Co.	34,209	1,706,345
Navigator Holdings Ltd.	81,677	1,288,046
Oceaneering International, Inc. *	91,563	1,986,917
Par Pacific Holdings, Inc. *	51,981	1,631,164
Peabody Energy Corp.	97,580	1,575,917
ProFrac Holding Corp., Class A *(a)	107,507	754,699
ProPetro Holding Corp. *	219,307	1,175,486
Riley Exploration Permian, Inc.	33,053	867,311
Scorpio Tankers, Inc.	27,207	1,230,028
SM Energy Co.	16,949	467,623
Teekay Corp. Ltd.	116,448	838,426
Tidewater, Inc. *	34,076	1,704,141
Weatherford International PLC	8,929	504,935
		26,521,191

Equity Real Estate Investment Trusts (REITs) 5.4%
Alexander & Baldwin, Inc.	393,867	7,081,729
American Assets Trust, Inc.	252,447	4,804,066
American Healthcare REIT, Inc.	30,517	1,179,177
COPT Defense Properties	94,332	2,573,377
DiamondRock Hospitality Co.	694,145	5,358,799
Empire State Realty Trust, Inc., Class A	128,232	928,400
Global Net Lease, Inc.	164,848	1,152,287
Innovative Industrial Properties, Inc.	27,683	1,431,211
LTC Properties, Inc.	42,927	1,461,235
Piedmont Realty Trust, Inc., Class A	123,894	936,639
PotlatchDeltic Corp.	27,368	1,119,078
Ryman Hospitality Properties, Inc.	12,020	1,142,621
Sabra Health Care REIT, Inc.	52,335	943,600
SL Green Realty Corp.	41,271	2,362,765
		32,474,984

Financial Services 6.3%
BGC Group, Inc., Class A	194,026	1,798,621
Bread Financial Holdings, Inc.	70,618	4,328,883
Enact Holdings, Inc.	38,303	1,331,412
Enova International, Inc. *	54,379	5,685,868
Essent Group Ltd.	22,531	1,261,511
EVERTEC, Inc.	62,579	2,262,231
Jackson Financial, Inc., Class A	83,270	7,291,121
Moelis & Co., Class A	12,390	869,035
SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Atleos Corp. *	45,758	1,400,195
NMI Holdings, Inc., Class A *	44,510	1,661,113
Pagseguro Digital Ltd., Class A	167,501	1,311,533
PROG Holdings, Inc.	36,591	1,165,058
Regional Management Corp.	20,875	693,885
StoneX Group, Inc. *	5,464	531,319
Victory Capital Holdings, Inc., Class A	21,741	1,498,172
Virtus Investment Partners, Inc.	17,377	3,359,148
World Acceptance Corp. *	7,928	1,247,233
		37,696,338

Food, Beverage & Tobacco 1.2%
Cal-Maine Foods, Inc.	33,871	3,764,423
Dole PLC	69,375	987,900
National Beverage Corp. *	24,270	1,112,051
Seneca Foods Corp., Class A *	9,705	1,016,405
		6,880,779

Health Care Equipment & Services 3.9%
Avanos Medical, Inc. *	64,720	722,922
Axogen, Inc. *	34,985	457,954
Bioventus, Inc., Class A *	71,532	466,389
BrightSpring Health Services, Inc. *	66,206	1,367,154
Ensign Group, Inc.	7,632	1,144,800
HealthEquity, Inc. *	28,258	2,741,026
Hims & Hers Health, Inc. *	29,581	1,957,671
iRhythm Technologies, Inc. *	6,881	964,579
Lantheus Holdings, Inc. *	6,102	434,401
LivaNova PLC *	20,546	866,836
Novocure Ltd. *	69,299	801,789
OmniAb, Inc., Class A *(b)	5,508	0
OmniAb, Inc., Class B *(b)	5,508	0
Option Care Health, Inc. *	83,945	2,463,786
Owens & Minor, Inc. *	90,678	628,398
Pediatrix Medical Group, Inc. *	58,989	722,615
Phreesia, Inc. *	72,277	1,948,588
QuidelOrtho Corp. *	60,772	1,398,971
Teladoc Health, Inc. *	158,351	1,141,711
Tenet Healthcare Corp. *	6,508	1,049,610
TruBridge, Inc. *	19,265	401,097
UFP Technologies, Inc. *	1,898	429,688
Waystar Holding Corp. *	29,463	1,089,542
		23,199,527

Insurance 2.3%
CNO Financial Group, Inc.	130,088	4,792,442
Donegal Group, Inc., Class A	28,397	487,008
Fidelis Insurance Holdings Ltd.	111,656	1,687,122
Genworth Financial, Inc., Class A *	170,057	1,336,648
Hamilton Insurance Group Ltd., Class B *	129,544	2,783,901
Mercury General Corp.	3,684	255,117
Palomar Holdings, Inc. *	12,643	1,675,071
Selective Insurance Group, Inc.	8,513	663,759
		13,681,068

Materials 3.0%
Alpha Metallurgical Resources, Inc. *	10,863	1,282,595
Century Aluminum Co. *	38,024	805,348
Coeur Mining, Inc. *	192,373	1,671,721
Commercial Metals Co.	10,979	569,371
Constellium SE, Class A *	133,047	1,824,074
Hecla Mining Co.	230,364	1,322,289
Ingevity Corp. *	58,280	2,435,521
Materion Corp.	11,183	1,177,570
Mativ Holdings, Inc.	324,520	2,148,323

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Minerals Technologies, Inc.	33,339	1,938,663
O-I Glass, Inc. *	49,271	641,016
U.S. Lime & Minerals, Inc.	14,687	1,462,532
Worthington Steel, Inc.	15,966	487,282
		17,766,305

Media & Entertainment 2.1%
AMC Networks, Inc., Class A *	159,656	956,339
Cargurus, Inc. *	88,595	2,907,688
EverQuote, Inc., Class A *	19,206	472,276
Gray Media, Inc.	193,978	874,841
Grindr, Inc. *	38,030	664,764
Magnite, Inc. *	62,421	1,436,307
MediaAlpha, Inc., Class A *	39,555	396,341
Playtika Holding Corp.	288,390	1,284,778
QuinStreet, Inc. *	48,386	794,014
TEGNA, Inc.	37,390	624,413
Thryv Holdings, Inc. *	88,302	1,162,054
Yelp, Inc., Class A *	36,123	1,243,715
		12,817,530

Pharmaceuticals, Biotechnology & Life Sciences 12.0%
ACADIA Pharmaceuticals, Inc. *	41,648	992,472
Adaptive Biotechnologies Corp. *	88,800	909,312
ADMA Biologics, Inc. *	87,072	1,628,246
Akero Therapeutics, Inc. *	16,488	805,439
Alkermes PLC *	55,531	1,471,016
Amicus Therapeutics, Inc. *	229,358	1,373,854
Amneal Pharmaceuticals, Inc. *	310,651	2,429,291
AnaptysBio, Inc. *	38,847	953,694
ANI Pharmaceuticals, Inc. *	5,291	335,185
Apogee Therapeutics, Inc. *	24,190	925,509
Arcus Biosciences, Inc. *	84,838	774,571
Arcutis Biotherapeutics, Inc. *	82,694	1,205,678
Ardelyx, Inc. *	227,703	965,461
Arrowhead Pharmaceuticals, Inc. *	72,777	1,149,877
Aurinia Pharmaceuticals, Inc. *	215,228	1,989,783
Avidity Biosciences, Inc. *	14,736	540,959
Axsome Therapeutics, Inc. *	16,814	1,704,603
Beam Therapeutics, Inc. *	89,277	1,759,650
BioCryst Pharmaceuticals, Inc. *	237,508	1,933,315
Bridgebio Pharma, Inc. *	9,654	456,345
CareDx, Inc. *	70,934	871,424
Catalyst Pharmaceuticals, Inc. *	138,234	2,948,531
Cogent Biosciences, Inc. *	46,125	526,747
Collegium Pharmaceutical, Inc. *	23,343	697,022
Halozyme Therapeutics, Inc. *	15,967	957,541
Harmony Biosciences Holdings, Inc. *	70,897	2,494,156
Indivior PLC *	112,429	2,271,066
Insmed, Inc. *	7,216	774,132
Janux Therapeutics, Inc. *	13,401	321,825
Kiniksa Pharmaceuticals International PLC *	70,315	2,127,732
Krystal Biotech, Inc. *	4,664	717,650
Kymera Therapeutics, Inc. *	13,244	579,425
Madrigal Pharmaceuticals, Inc. *	3,587	1,085,103
Medpace Holdings, Inc. *	3,362	1,436,246
Mesa Laboratories, Inc.	12,292	940,092
Mirum Pharmaceuticals, Inc. *	30,957	1,599,858
Myriad Genetics, Inc. *	182,219	699,721
Nurix Therapeutics, Inc. *	262,664	2,957,597
Organogenesis Holdings, Inc., Class A *	359,577	1,661,246
Pacira BioSciences, Inc. *	37,296	786,573
Phibro Animal Health Corp., Class A	60,529	1,604,018
Prestige Consumer Healthcare, Inc. *	30,263	2,237,949
PTC Therapeutics, Inc. *	52,115	2,715,713
Rhythm Pharmaceuticals, Inc. *	14,031	1,195,862
Rigel Pharmaceuticals, Inc. *	31,226	657,620
SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	74,507	2,615,196
Tarsus Pharmaceuticals, Inc. *	9,918	385,017
TG Therapeutics, Inc. *	31,949	1,134,189
Travere Therapeutics, Inc. *	117,613	1,817,121
Twist Bioscience Corp. *	71,562	2,402,336
Vaxcyte, Inc. *	48,374	1,642,297
Veracyte, Inc. *	63,703	1,497,658
Vir Biotechnology, Inc. *	117,062	593,504
WaVe Life Sciences Ltd. *	53,109	430,183
Xeris Biopharma Holdings, Inc. *	106,962	544,437
		72,231,047

Real Estate Management & Development 1.0%
Compass, Inc., Class A *	128,363	1,019,202
Cushman & Wakefield PLC *	131,923	1,608,141
Newmark Group, Inc., Class A	239,539	3,633,807
		6,261,150

Semiconductors & Semiconductor Equipment 2.4%
Ambarella, Inc. *	13,566	896,577
Credo Technology Group Holding Ltd. *	38,153	4,255,967
FormFactor, Inc. *	22,304	633,656
Impinj, Inc. *	6,388	987,457
Onto Innovation, Inc. *	7,084	671,209
Penguin Solutions, Inc. *	106,051	2,499,622
Photronics, Inc. *	20,116	409,562
Semtech Corp. *	59,979	3,064,927
Silicon Laboratories, Inc. *	7,996	1,053,633
		14,472,610

Software & Services 6.4%
8x8, Inc. *	264,099	512,352
ACI Worldwide, Inc. *	49,701	2,115,275
Alarm.com Holdings, Inc. *	20,606	1,125,706
Appfolio, Inc., Class A *	10,519	2,812,570
Asana, Inc., Class A *	140,452	2,061,835
BigCommerce Holdings, Inc. *	156,167	746,478
Blackbaud, Inc. *	35,763	2,411,142
BlackLine, Inc. *	9,532	512,631
Box, Inc., Class A *	23,864	766,034
Clear Secure, Inc., Class A	24,193	711,516
Commvault Systems, Inc. *	16,878	3,205,976
DigitalOcean Holdings, Inc. *	16,933	471,753
eGain Corp. *	98,492	608,681
Freshworks, Inc., Class A *	56,865	738,676
Intapp, Inc. *	64,768	2,593,958
Life360, Inc. *	4,296	329,031
OneSpan, Inc.	63,416	935,386
PagerDuty, Inc. *	63,825	1,028,859
PROS Holdings, Inc. *	69,315	1,087,552
Q2 Holdings, Inc. *	29,781	2,418,217
Qualys, Inc. *	12,148	1,616,534
RingCentral, Inc., Class A *	127,614	3,252,881
SEMrush Holdings, Inc., Class A *	88,510	793,050
Sprout Social, Inc., Class A *	68,244	1,170,385
SPS Commerce, Inc. *	7,776	846,534
Tenable Holdings, Inc. *	24,748	774,860
Unisys Corp. *	130,262	537,982
Verint Systems, Inc. *	25,846	550,003
Weave Communications, Inc. *	71,409	521,286
Workiva, Inc., Class A *	8,137	519,385
Zeta Global Holdings Corp., Class A *	48,221	754,659
		38,531,187

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 4.9%
ADTRAN Holdings, Inc. *	70,471	654,676
Advanced Energy Industries, Inc.	17,533	2,435,684
Arlo Technologies, Inc. *	68,549	1,110,494
Badger Meter, Inc.	11,560	2,182,066
Belden, Inc.	11,466	1,417,771
CommScope Holding Co., Inc. *	49,386	404,965
Daktronics, Inc. *	78,021	1,265,501
Extreme Networks, Inc. *	131,987	2,330,890
Fabrinet *	15,406	4,987,384
Harmonic, Inc. *	117,094	996,470
Itron, Inc. *	14,851	1,849,544
Mirion Technologies, Inc., Class A *	77,075	1,722,626
Napco Security Technologies, Inc.	37,576	1,147,195
NetScout Systems, Inc. *	21,243	455,025
OSI Systems, Inc. *	12,049	2,662,949
Plexus Corp. *	20,901	2,664,878
TTM Technologies, Inc. *	21,277	1,005,338
Xerox Holdings Corp.	58,491	236,889
		29,530,345

Telecommunication Services 1.0%
Bandwidth, Inc., Class A *	68,488	952,668
IDT Corp., Class B	65,833	3,878,222
Lumen Technologies, Inc. *	302,598	1,346,561
		6,177,451

Transportation 1.2%
Costamare Bulkers Holdings Ltd. *	35,459	319,131
Costamare, Inc.	33,634	339,367
Hertz Global Holdings, Inc. *	91,448	586,182
Matson, Inc.	9,864	1,053,278
SkyWest, Inc. *	41,524	4,815,123
		7,113,081

Utilities 1.9%
Avista Corp.	62,703	2,338,822
Clearway Energy, Inc., Class A	36,694	1,129,441
Hawaiian Electric Industries, Inc. *	193,319	2,072,380
MGE Energy, Inc.	5,485	465,896
Middlesex Water Co.	23,454	1,210,226
SECURITY	NUMBER OF SHARES	VALUE ($)
Northwestern Energy Group, Inc.	5,094	273,548
Otter Tail Corp.	6,179	476,895
Portland General Electric Co.	27,317	1,123,275
Southwest Gas Holdings, Inc.	20,396	1,593,744
Spire, Inc.	5,685	423,362
		11,107,589
Total Common Stocks (Cost $513,568,339)		570,640,313

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (c)(d)	2,914,555	2,914,555
Total Short-Term Investments (Cost $2,914,555)		2,914,555
Total Investments in Securities (Cost $516,482,894)		573,554,868

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	240	26,642,400	1,218,859

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,795,824.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$547,440,786	$—	$—	$547,440,786
Health Care Equipment & Services	23,199,527	—	0 *	23,199,527
Short-Term Investments[1]	2,914,555	—	—	2,914,555
Futures Contracts[2]	1,218,859	—	—	1,218,859
Total	$574,773,727	$—	$0	$574,773,727

*	Level 3 amount shown includes securities determined to have no value at July 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 0.3%
Pro Medicus Ltd.	8,726	1,791,924

Belgium 0.3%
UCB SA	9,560	2,054,012

China 0.8%
3SBio, Inc. *	90,000	363,841
Consun Pharmaceutical Group Ltd.	730,000	1,280,430
Hansoh Pharmaceutical Group Co. Ltd.	710,000	3,189,795
Livzon Pharmaceutical Group, Inc., H Shares	12,300	58,876
		4,892,942

Denmark 1.6%
Demant AS *	15,150	573,997
Novo Nordisk AS, Class B	195,625	9,098,121
		9,672,118

France 1.5%
BioMerieux	12,745	1,823,609
EssilorLuxottica SA	17,051	5,070,189
Ipsen SA	21,090	2,485,079
		9,378,877

Germany 0.1%
Eckert & Ziegler SE	4,081	310,454

Hong Kong 0.4%
United Laboratories International Holdings Ltd.	1,424,000	2,669,362

Ireland 3.6%
Medtronic PLC	247,047	22,293,521

Italy 0.3%
Recordati Industria Chimica e Farmaceutica SpA	35,927	2,060,546

Japan 3.2%
Alfresa Holdings Corp.	34,100	494,995
As One Corp.	30,000	471,443
Daiichi Sankyo Co. Ltd.	167,000	4,096,831
Hoya Corp.	69,000	8,705,225
Kissei Pharmaceutical Co. Ltd.	15,000	441,924
Santen Pharmaceutical Co. Ltd.	380,000	4,198,587
Shionogi & Co. Ltd.	74,000	1,237,599
		19,646,604

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 0.5%
Qiagen NV	61,243	3,021,730

New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	28,477	617,349

Republic of Korea 1.3%
Classys, Inc.	73,910	3,058,083
Hugel, Inc. *	12,409	2,995,270
Samsung Biologics Co. Ltd. *	2,520	1,925,349
		7,978,702

Sweden 0.5%
Ambea AB	86,962	1,094,026
Swedish Orphan Biovitrum AB *	60,116	1,652,979
		2,747,005

Switzerland 5.4%
Galenica AG	7,332	778,143
Novartis AG	186,482	21,237,884
Roche Holding AG	35,909	11,206,230
		33,222,257

United Kingdom 3.3%
AstraZeneca PLC	90,641	13,223,764
GSK PLC	362,548	6,668,701
		19,892,465

United States 76.3%
Abbott Laboratories	155,023	19,562,352
AbbVie, Inc.	176,334	33,330,653
ADMA Biologics, Inc. *	225,013	4,207,743
Agilent Technologies, Inc.	5,272	605,278
Amgen, Inc.	74,500	21,984,950
ANI Pharmaceuticals, Inc. *	91,556	5,800,073
Becton Dickinson & Co.	38,551	6,871,716
Bio-Techne Corp.	35,888	1,964,150
Boston Scientific Corp. *	148,876	15,620,070
Bristol-Myers Squibb Co.	85,750	3,713,833
Cardinal Health, Inc.	18,910	2,935,210
Catalyst Pharmaceuticals, Inc. *	176,923	3,773,768
Cencora, Inc.	33,083	9,464,385
Cigna Group	40,788	10,905,895
CVS Health Corp.	42,519	2,640,430
Danaher Corp.	19,100	3,765,756
DaVita, Inc. *	20,282	2,846,984
Eli Lilly & Co.	85,532	63,299,667
Encompass Health Corp.	40,593	4,469,695
Envista Holdings Corp. *	67,600	1,276,964
Exelixis, Inc. *	191,686	6,942,867
GE HealthCare Technologies, Inc.	64,608	4,607,843
Gilead Sciences, Inc.	171,207	19,224,834
HCA Healthcare, Inc.	6,463	2,287,837
HealthEquity, Inc. *	41,561	4,031,417
Incyte Corp. *	14,800	1,108,372

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Innoviva, Inc. *	37,476	680,939
Integer Holdings Corp. *	8,800	954,888
Intuitive Surgical, Inc. *	7,152	3,440,756
IQVIA Holdings, Inc. *	50,629	9,409,906
Johnson & Johnson	206,798	34,067,903
McKesson Corp.	14,760	10,236,650
Merck & Co., Inc.	202,766	15,840,080
Merit Medical Systems, Inc. *	26,699	2,265,677
Mettler-Toledo International, Inc. *	9,281	11,449,784
Natera, Inc. *	11,800	1,577,188
Niagen Bioscience, Inc. *	32,598	304,791
Pfizer, Inc.	237,075	5,521,477
Prestige Consumer Healthcare, Inc. *	77,273	5,714,338
ResMed, Inc.	4,991	1,357,253
STERIS PLC	27,020	6,119,760
Stryker Corp.	65,457	25,706,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Thermo Fisher Scientific, Inc.	54,777	25,618,107
United Therapeutics Corp. *	21,885	6,011,809
UnitedHealth Group, Inc.	89,803	22,411,237
Veracyte, Inc. *	99,661	2,343,030
Vertex Pharmaceuticals, Inc. *	29,206	13,343,345
Waters Corp. *	7,429	2,145,198
Zoetis, Inc.	19,828	2,890,724
		466,654,510
Total Common Stocks (Cost $421,395,559)		608,904,378
Total Investments in Securities (Cost $421,395,559)		608,904,378

*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$492,587,110	$—	$—	$492,587,110
Australia	—	1,791,924	—	1,791,924
Belgium	—	2,054,012	—	2,054,012
China	—	4,892,942	—	4,892,942
Denmark	—	9,672,118	—	9,672,118
France	—	9,378,877	—	9,378,877
Germany	—	310,454	—	310,454
Hong Kong	—	2,669,362	—	2,669,362
Italy	—	2,060,546	—	2,060,546
Japan	—	19,646,604	—	19,646,604
Republic of Korea	—	7,978,702	—	7,978,702
Sweden	—	2,747,005	—	2,747,005
Switzerland	—	33,222,257	—	33,222,257
United Kingdom	—	19,892,465	—	19,892,465
Total	$492,587,110	$116,317,268	$—	$608,904,378

[1]	As categorized in the Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	1,070,892	6,673,903
ANZ Group Holdings Ltd.	24,622	483,170
Aristocrat Leisure Ltd.	67,704	3,031,574
BHP Group Ltd.	167,183	4,222,242
Commonwealth Bank of Australia	16,439	1,866,312
Fortescue Ltd.	38,469	435,248
JB Hi-Fi Ltd.	44,131	3,143,098
Northern Star Resources Ltd.	368,085	3,657,045
QBE Insurance Group Ltd.	327,147	4,852,969
Suncorp Group Ltd.	133,766	1,793,101
Telstra Group Ltd.	1,632,195	5,201,937
Westpac Banking Corp.	15,003	323,917
		35,684,516

Belgium 0.6%
Anheuser-Busch InBev SA	77,406	4,450,276

Brazil 0.5%
BB Seguridade Participacoes SA	663,800	3,994,975

Canada 1.5%
Constellation Software, Inc.	300	1,034,991
Finning International, Inc.	152,015	6,624,326
Suncor Energy, Inc.	37,800	1,490,885
Toronto-Dominion Bank	29,500	2,148,629
		11,298,831

China 2.0%
China Hongqiao Group Ltd.	293,500	774,222
NetEase, Inc.	109,000	2,849,504
PetroChina Co. Ltd., H Shares	5,116,000	4,999,515
Tencent Holdings Ltd.	87,700	6,140,070
		14,763,311

Denmark 1.7%
Genmab AS *	8,002	1,722,810
Novo Nordisk AS, Class B	68,500	3,185,795
Pandora AS	16,552	2,732,662
Rockwool AS, Class B	119,920	5,254,968
		12,896,235

Finland 1.1%
Nordea Bank Abp	353,215	5,157,187
Wartsila OYJ Abp	113,460	3,134,718
		8,291,905

France 9.2%
BNP Paribas SA	147,100	13,412,317
Cie Generale des Etablissements Michelin SCA	138,583	4,930,294
SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Agricole SA	621,238	11,433,583
Eiffage SA	11,616	1,559,278
Engie SA	446,172	10,029,150
Hermes International SCA	890	2,176,484
Ipsen SA	67,349	7,935,874
LVMH Moet Hennessy Louis Vuitton SE	2,765	1,484,284
Safran SA	18,655	6,151,508
Sanofi SA	66,492	5,969,029
Societe Generale SA	60,184	3,841,455
		68,923,256

Germany 10.0%
Allianz SE	31,013	12,255,644
Deutsche Post AG	31,871	1,428,003
Deutsche Telekom AG	399,848	14,340,907
Heidelberg Materials AG	52,370	12,081,470
Henkel AG & Co. KGaA	9,744	692,899
Mercedes-Benz Group AG	16,724	946,917
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,256	5,404,960
Rheinmetall AG	602	1,191,657
SAP SE	50,882	14,549,989
Siemens AG	35,468	9,033,810
Siemens Energy AG *	28,852	3,340,446
		75,266,702

Greece 1.1%
OPAP SA	256,250	5,749,220
Piraeus Financial Holdings SA *	307,458	2,364,177
		8,113,397

Hong Kong 1.9%
AIA Group Ltd.	176,400	1,644,783
Hong Kong Exchanges & Clearing Ltd.	24,600	1,331,323
Jardine Matheson Holdings Ltd.	63,600	3,453,566
Orient Overseas International Ltd.	128,500	2,312,007
Sino Biopharmaceutical Ltd.	4,324,000	4,141,100
WH Group Ltd.	1,677,000	1,678,908
		14,561,687

Israel 0.1%
Check Point Software Technologies Ltd. *	2,200	409,640

Italy 2.6%
Enel SpA	754,675	6,654,939
Poste Italiane SpA	42,461	917,366
UniCredit SpA	157,760	11,606,997
		19,179,302

Japan 18.9%
Asics Corp.	253,700	5,964,306
Central Japan Railway Co.	299,000	6,970,341
Daifuku Co. Ltd.	75,500	1,911,373
Daiwa House Industry Co. Ltd.	170,000	5,620,355

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa Securities Group, Inc.	578,000	4,023,950
Fast Retailing Co. Ltd.	9,300	2,836,776
Hitachi Ltd.	176,000	5,385,713
Honda Motor Co. Ltd.	236,000	2,443,285
Hoya Corp.	50,403	6,358,978
Hulic Co. Ltd.	220,800	2,105,925
Japan Airlines Co. Ltd.	412,800	8,197,170
Japan Post Holdings Co. Ltd.	394,600	3,654,259
Japan Post Insurance Co. Ltd.	91,500	2,342,821
Japan Tobacco, Inc.	80,300	2,293,337
KDDI Corp.	247,500	4,061,871
Komatsu Ltd.	84,100	2,709,524
Konami Group Corp.	11,100	1,506,922
Mitsubishi Corp.	134,900	2,660,683
Mitsubishi Electric Corp.	27,000	607,290
Mitsubishi UFJ Financial Group, Inc.	42,700	588,524
Nomura Holdings, Inc.	370,800	2,449,614
Olympus Corp.	84,100	1,004,747
Open House Group Co. Ltd.	21,400	946,317
Oracle Corp. Japan	33,300	3,601,209
ORIX Corp.	356,800	8,014,814
Otsuka Holdings Co. Ltd.	138,300	6,584,422
Persol Holdings Co. Ltd.	1,852,400	3,540,766
Recruit Holdings Co. Ltd.	79,200	4,699,025
Sanrio Co. Ltd.	62,900	2,580,922
SCREEN Holdings Co. Ltd.	15,000	1,170,149
Shionogi & Co. Ltd.	171,500	2,868,220
SoftBank Corp.	491,200	709,703
Sompo Holdings, Inc.	132,400	3,904,082
Sony Group Corp.	481,000	11,569,637
Sumitomo Mitsui Financial Group, Inc.	195,500	4,931,801
Tokio Marine Holdings, Inc.	171,500	6,886,221
Tokyo Electron Ltd.	24,600	3,910,876
		141,615,928

Luxembourg 0.4%
Spotify Technology SA *	4,500	2,819,430

Netherlands 3.9%
ABN AMRO Bank NV, GDR	380,767	11,007,378
ASML Holding NV	13,050	9,044,601
Koninklijke Ahold Delhaize NV	185,901	7,342,420
Wolters Kluwer NV	12,545	1,953,996
		29,348,395

Norway 0.9%
DNB Bank ASA	99,173	2,509,051
Kongsberg Gruppen ASA	138,039	4,125,037
		6,634,088

Republic of Korea 1.9%
Samsung Electronics Co. Ltd.	127,877	6,517,115
SK Hynix, Inc.	40,720	7,892,180
		14,409,295

Singapore 0.8%
Yangzijiang Shipbuilding Holdings Ltd.	3,207,800	6,291,868

South Africa 0.6%
Harmony Gold Mining Co. Ltd.	327,242	4,381,582

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 4.8%
Aena SME SA	432,582	11,648,615
Banco Bilbao Vizcaya Argentaria SA	382,141	6,373,446
Banco Santander SA	1,078,329	9,263,689
Endesa SA	63,394	1,833,951
International Consolidated Airlines Group SA	1,325,145	6,621,206
		35,740,907

Sweden 1.9%
Atlas Copco AB, A Shares	423,670	6,451,810
Telefonaktiebolaget LM Ericsson, B Shares	611,488	4,441,592
Volvo AB, B Shares	124,682	3,580,840
		14,474,242

Switzerland 10.5%
ABB Ltd.	183,387	11,974,821
Amrize Ltd. *	82,111	4,150,788
Geberit AG	4,280	3,278,901
Holcim AG *	136,850	10,913,776
Logitech International SA	33,212	3,079,644
Nestle SA	114,343	9,990,956
Novartis AG	152,840	17,406,496
Roche Holding AG	50,387	15,724,424
Schindler Holding AG, Participation Certificates	7,141	2,582,442
		79,102,248

Taiwan 2.0%
MediaTek, Inc.	91,000	4,120,896
Taiwan Semiconductor Manufacturing Co. Ltd.	274,000	10,548,795
		14,669,691

United Kingdom 15.6%
AstraZeneca PLC	86,621	12,637,279
BAE Systems PLC	69,024	1,646,955
Barclays PLC	996,505	4,870,934
Fresnillo PLC	106,775	1,968,790
Games Workshop Group PLC	39,803	8,528,276
GSK PLC	416,253	7,656,550
HSBC Holdings PLC	1,266,263	15,426,845
IMI PLC	127,553	3,726,452
Imperial Brands PLC	240,572	9,377,348
NatWest Group PLC	1,325,619	9,201,885
Rightmove PLC	603,787	6,515,760
Rolls-Royce Holdings PLC	1,180,255	16,751,325
Shell PLC	412,231	14,812,739
Unilever PLC	66,339	3,849,018
		116,970,156
Total Common Stocks (Cost $584,400,434)		744,291,863

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (a)	5,923,827	5,923,827
Total Short-Term Investments (Cost $5,923,827)		5,923,827
Total Investments in Securities (Cost $590,324,261)		750,215,690

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$602,812,435	$—	$602,812,435
Brazil	3,994,975	—	—	3,994,975
Canada	11,298,831	—	—	11,298,831
Greece	5,749,220	2,364,177	—	8,113,397
Israel	409,640	—	—	409,640
Luxembourg	2,819,430	—	—	2,819,430
Spain	1,833,951	33,906,956	—	35,740,907
Switzerland	4,150,788	74,951,460	—	79,102,248
Short-Term Investments[1]	5,923,827	—	—	5,923,827
Total	$36,180,662	$714,035,028	$—	$750,215,690

[1]	As categorized in the Portfolio Holdings.

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Active Equity Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL25